COMMON STOCK WARRANTS - Convertible Notes Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 06, 2022
COMMON STOCK WARRANTS.
Exercise price of warrants	$ 11.50
Convertible notes warrants - senior debt
COMMON STOCK WARRANTS.
Warrants issued	169,597
Exercise price of warrants	$ 11.50	$ 11.50
Term of warrants (in years)	5 years
Convertible notes warrants - subordinated debt
COMMON STOCK WARRANTS.
Warrants issued	1,745,310
Exercise price of warrants	$ 11.50	$ 11.50
Term of warrants (in years)	5 years
Convertible notes warrants
COMMON STOCK WARRANTS.
Fair value of warrants	$ 5,246,845